Non-current Assets Held for Sales - Additional Information (Detail) $ in Thousands, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2017 TWD ($)	Mar. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Subclassifications of assets, liabilities and equities [abstract]
Consideration on transfer completed	$ 412,000
Gains on disposal of non-current assets held for sales		$ 19,402	$ 655	$ 19,402	$ 0	$ 0